Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Detailed Information about Trade and other Payables

	$ million
	Dec 31, 2018		Dec 31, 2017
	Current	Non-current	Current	Non-current
Trade payables	30,351	—	33,196	—
Other payables	5,597	2,413	5,767	3,090
Amounts due to joint ventures and associates	2,851	33	2,021	29
Accruals and deferred income	10,089	289	10,426	328
Total	48,888	2,735	51,410	3,447